Ordinary Shares (Details) ¥ in Thousands, $ in Thousands						12 Months Ended
	Sep. 02, 2025 USD ($)	Sep. 03, 2024 USD ($)	Sep. 06, 2023 USD ($)	Sep. 08, 2022 USD ($)	Sep. 07, 2021 USD ($)	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥) shares
Ordinary Shares
Total consideration | ¥						¥ 91,234	¥ 106,979	¥ 526,025
Common stock, shares, issued						3,608,834,920
Common stock, shares outstanding						3,608,834,920
Shares repurchase program
Ordinary Shares
Stock Repurchase Program, Authorized Amount | $	$ 50,000	$ 50,000	$ 50,000	$ 80,000	$ 50,000
Stock Repurchase Program, Period in Force	12 months	12 months	12 months	12 months	12 months
Class A ordinary shares
Ordinary Shares
Common stock, shares, issued						3,282,256,521	3,282,256,521
Common stock, shares outstanding						2,806,929,941	2,822,868,761
Class A ordinary shares | Shares repurchase program
Ordinary Shares
Stock Repurchased During Period, Shares						79,819,230	123,566,000	303,236,220
Class B ordinary shares
Ordinary Shares
Common stock, shares, issued						801,904,979	801,904,979
Common stock, shares outstanding						801,904,979	801,904,979
ADS Shares | Shares repurchase program
Ordinary Shares
Stock Repurchased During Period, Shares						7,981,923	12,356,600	30,323,622
Total consideration | ¥						¥ 91,234	¥ 106,979	¥ 526,025